EMPLOYEE SEVERANCE BENEFITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE SEVERANCE BENEFITS [Abstract]
Severance payment expenses	$ 157	$ 70	$ 43
Expected deposit with respect to employee's severance benefits	$ 164